Common and Preferred Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of Basel III captial disclosure [line items]
CET1 capital	$ 27,707	$ 24,641
Tier 1 capital	30,851	27,908
Total capital	35,854	32,230
Total RWA	$ 239,863
CET1 capital RWA		216,144
Tier 1 capital RWA		216,303
Total capital RWA		$ 216,462
CET1 ratio	11.60%	11.40%
Tier 1 capital ratio	12.90%	12.90%
Total capital ratio	15.00%	14.90%
Leverage ratio exposure	$ 714,343	$ 653,946
Leverage ratio	4.30%	4.30%